Subsequent Events (Details Narrative)	12 Months Ended
Aug. 31, 2021 USD ($) $ / shares shares
Subsequent Events
Issuance of additional warrants shares | shares	25,000
Stock option to be issued | shares	81,800
Consultants strike price | $ / shares	$ 6.23
Issuance of restricted securities | shares	224,299
Price per share | $ / shares	$ 5.35
Stock option strike price | $ / shares	$ 4.20
Aggregate value | $	$ 1,200,000